Prospectus Supplement Oct. 8, 1999*

IDS Life Employee Benefit Annuity
S-6157 N (4/99)

SHAREHOLDER MEETINGS

At the recent regular meetings, shareholders of the American Express(R) Variable Portfolio Funds (formerly the Retirement Annuity Mutual Funds and referred to in this supplement as the "Funds," or individually as the "Fund") approved the following proposals:

1. Change the Fund Name from IDS Life to AXP. Shareholders of all Funds approved the name change from IDS Life to AXP. AXP is an abbreviated form of the name of the funds' investment manager, American Express Financial Corporation (AEFC). The Funds also added the words "Variable Portfolio" to their name. For example, IDS Life Capital Resource Fund changed to AXP Variable Portfolio - Capital Resource Fund. In addition, some Funds changed their names to reflect similarities with the retail funds with the same investment objectives, as shown in the following table.

                                   Fund Names
------------------------------------------------------- -----------------------------------------------------
                     Current Name                                          Proposed Name
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Investment Series, Inc.                        AXPsm Variable Portfolio - Investment Series, Inc.
    -IDS Life Aggressive Growth Fund                        -AXPsm Variable Portfolio - Strategy Aggressive
                                                             Fund
    -IDS Life Capital Resource Fund                         -AXPsm Variable Portfolio - Capital Resource
                                                             Fund
    -IDS Life Growth Dimensions Fund                        -AXPsm Variable Portfolio - New Dimensions Fund
                                                            -AXPsm Variable Portfolio - International Fund
    -IDS Life International Equity Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Managed Fund, Inc.                             AXPsm Variable Portfolio - Managed Series, Inc.
    -IDS Life Managed Fund                                  -AXPsm Variable Portfolio - Managed Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Moneyshare Fund, Inc.                          AXPsm Variable Portfolio - Money Market Series, Inc.
                                                            -AXPsm Variable Portfolio - Cash Management Fund
    -IDS Life Moneyshare Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Special Income Fund, Inc.                      AXPsm Variable Portfolio - Income Series, Inc.
    -IDS Life Global Yield Fund                             -AXPsm Variable Portfolio - Global Bond Fund
    -IDS Life Income Advantage Fund                         -AXPsm Variable Portfolio - Extra Income Fund
    -IDS Life Special Income Fund                           -AXPsm Variable Portfolio - Bond Fund
------------------------------------------------------- -----------------------------------------------------

Where the Fund has changed its name, the Fund will have certain characteristics of the retail fund. After a transition period, which will vary by Fund, the Fund will have substantially the same investment policies, goals and objectives as the retail fund. In addition, the Fund will be managed by the same portfolio manager and will have substantially similar strategies, techniques and characteristics as the retail fund. However, the Fund is not the same as the retail fund. The Fund will have its own portfolio holdings and its own fees and operating expenses. Therefore, the performance of the Fund will likely greater or less than the performance of the retail fund.

2. New Distribution Plan. Fund shareholders approved a new distribution plan (also known as a 12b-1 plan) of 0.125% of average daily net assets that will provide additional services and education. The Board of Directors of the Fund approved this 12b-1 plan. It will be implemented on September 21, 1999. The following tables reflect this new 12b-1 fee and replaces the tables in your prospectus for the IDS Life funds:



Annual  operating  expenses of the funds
(as a percentage  of average  daily net assets):

------------ ------- ---------- ------------- --------- ----------- -------------- ---------- ------------ ------------
             AXP     AXP VP     AXP VP Cash   AXP VP    AXP VP      AXP VP         AXP VP     AXP VP New   AXP VP
             VP      Capital    Management    Extra     Global      International  Managed    Dimensions   Strategy
             Bond    Resource                 Income    Bond                                               Aggressive
------------ ------- ---------- ------------- --------- ----------- -------------- ---------- ------------ ------------
------------ ------- ---------- ------------- --------- ----------- -------------- ---------- ------------ ------------
Management   .60%    .59%       .50%          .62%       .83%        .83%           .59%      .61%         .59%
fees
------------ ------- ---------- ------------- --------- ----------- -------------- ---------- ------------ ------------
------------ ------- ---------- ------------- --------- ----------- -------------- ---------- ------------ ------------
12b-1 fees   .13%    .13%       .13%          .13%       .13%        .13%           .13%      .13%         .13%
------------ ------- ---------- ------------- --------- ----------- -------------- ---------- ------------ ------------
------------ ------- ---------- ------------- --------- ----------- -------------- ---------- ------------ ------------
Other        .07%    .07%       .06%          .09%       .13%        .15%           .04%      .06%         .09%
expenses
------------ ------- ---------- ------------- --------- ----------- -------------- ---------- ------------ ------------
------------ ------- ---------- ------------- --------- ----------- -------------- ---------- ------------ ------------
Total1       .80%    .79%       .69%          .84%      1.09%       1.11%           .76%      .80%         .81%
------------ ------- ---------- ------------- --------- ----------- -------------- ---------- ------------ ------------


1Annualized operating expenses of underlying funds at Dec. 31, 1998

Example:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period:

------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
             AXP VP    AXP VP     AXP VP Cash    AXP VP    AXP VP     AXP VP         AXP VP      AXP VP New   AXP VP
             Bond      Capital    Management     Extra     Global     International  Managed     Dimensions   Strategy
                       Resource                  Income    Bond                                               Aggressive
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
1 Year       $102.24   $102.14    $101.20        $102.61   $104.97    $105.16        $101.86     $102.24      $102.33
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
3 Years      $148.75   $148.46    $145.61        $149.88   $156.97    $157.54        $147.61     $148.75      $149.03
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
5 Years      $186.50   $186.02    $181.18        $188.43   $200.41    $201.36        $184.57     $186.50      $186.98
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
10 Years     $254.36   $253.32    $242.84        $258.52   $284.15    $286.17        $250.19     $254.36      $255.40
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
             AXP VP    AXP VP     AXP VP Cash    AXP VP    AXP VP     AXP VP         AXP VP      AXP VP New   AXP VP
             Bond      Capital    Management     Extra     Global     International  Managed     Dimensions   Strategy
                       Resource                  Income    Bond                                               Aggressive
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
1 Year         $19.82    $19.72     $18.70         $20.23    $22.80     $23.00         $19.41      $19.82       $19.93
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
3 Years        $61.28    $60.97     $57.86         $62.53    $70.27     $70.88         $60.04      $61.28       $61.59
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
5 Years      $105.28   $104.76      $99.52       $107.37   $120.35    $121.38        $103.19     $105.28      $105.81
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------
10 Years     $227.44   $226.37    $215.62        $231.71   $257.99    $260.07        $223.16     $227.44      $228.51
------------ --------- ---------- -------------- --------- ---------- -------------- ----------- ------------ ------------

*In this example, the $30 contract administrative charge is approximated as a 0.139% charge based on our average certificate size. Premium taxes imposed by some state and local governments are not reflected in this table.

You should not consider this example as a representation of past or future expenses. Actual expenses may be more or less than those shown.






S-6157-11 A (10/99)
*Destroy - next prospectus update